Summary of Significant Accounting Policies - Schedule Of Basic And Diluted Net Income (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Numerator for basic net income (loss) per unit	$ 9,350,000	$ 8,841,000		$ 32,619,000	$ 29,162,000	$ 21,287,000
Net income (loss)	9,350,000	8,841,000		32,619,000	29,162,000	21,287,000
Effect of dilutive securities:
Net income - Diluted	9,350,000	8,841,000		32,619,000	$ 29,162,000	$ 21,287,000
Haymaker III [Member]
Numerator:
Net income (loss)	1,174,482	(3,943,374)	$ 0	11,112,910
Common Class A [Member] | Haymaker III [Member]
Numerator:
Numerator for basic net income (loss) per unit			0	8,553,085
Net income (loss)	$ 939,586	$ (2,187,957)
Effect of dilutive securities:
Class B common stock subject to forfeiture			0	(49,156)
Net income - Diluted			$ 0	$ 8,503,929
Denominator:
Basic and diluted weighted average shares outstanding	31,750,000	9,505,556	0	26,265,068
Basic and diluted net income (loss) per share	$ 0.03	$ (0.23)
Weighted average shares outstanding - Basic			0	26,265,068
Effect of dilutive securities:
Class B common stock subject to forfeiture			0	0
Weighted average shares outstanding - Diluted			0	26,265,068
Basic net income per share			$ 0	$ 0.33
Diluted net income per share			$ 0	$ 0.32
Common Class B [Member] | Haymaker III [Member]
Numerator:
Numerator for basic net income (loss) per unit			$ 0	$ 2,559,825
Net income (loss)	$ 234,896	$ (1,755,417)
Effect of dilutive securities:
Class B common stock subject to forfeiture			0	49,156
Net income - Diluted			$ 0	$ 2,608,981
Denominator:
Basic and diluted weighted average shares outstanding	7,937,500	7,626,389
Basic and diluted net income (loss) per share	$ 0.03	$ (0.23)
Weighted average shares outstanding - Basic			7,500,000	7,860,788
Effect of dilutive securities:
Class B common stock subject to forfeiture			0	197,260
Weighted average shares outstanding - Diluted			7,500,000	8,058,048
Basic net income per share			$ 0	$ 0.33
Diluted net income per share			$ 0	$ 0.32